Income Taxes - Schedule of Income Taxes Paid by Jurisdiction (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ 93	$ 13		¥ 58
PRC [Member]
Schedule of Components of (Loss) Profit Before Income Taxes [Line Items]
Components of (loss) profit before income taxes	¥ 93			¥ 58